Loss on Extinguishment of Accounts Payable and Due to Former Officers (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 19, 2014	Jun. 30, 2014	Jun. 30, 2013
Extinguishment of Debt [Line Items]
Total settlement amount			$ 587,742
Cash payments			45,000
Shares Issued	76,550		30,283
Shares Issued, Value	81,050		1,900,120
Loss on extinguishment of debt			(1,106,636)
Amount for former officers			250,742
Settlement with Attorney
Extinguishment of Debt [Line Items]
Debt settlement date		Sep. 10, 2012
Total settlement amount		67,992
Cash payments		45,000
Extinguishment of debt amount		22,992
Settlement with CEO
Extinguishment of Debt [Line Items]
Debt settlement date		Sep. 12, 2012
Total settlement amount		475,558
Shares Issued		10,625
Settlement with COO
Extinguishment of Debt [Line Items]
Debt settlement date		Sep. 12, 2012
Total settlement amount		112,184
Shares Issued		2,750
Settlement with CEO and COO
Extinguishment of Debt [Line Items]
Extinguishment of debt amount		269,758
Shares Issued, Value		857,500
Shares Issued, Per share		$ 64
Settlement of Accounts Payable
Extinguishment of Debt [Line Items]
Debt settlement date		Sep. 12, 2012
Total settlement amount		182,750
Extinguishment of debt amount		859,870
Shares Issued		16,908
Shares Issued, Value		$ 1,042,620
Shares Issued, Per share		$ 61.60